Investments - Amortized cost and fair value of fixed maturity securities available for sale by contractual maturity (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Amortized Cost, Net of Allowance
Due in one year or less		$ 2,334
Due after one year through five years		22,500
Due after five years through ten years		28,376
Due after ten years		84,201
Mortgage-backed, asset-backed and collateralized		43,715
Total		181,126
Fair Value
Due in one year or less		2,290
Due after one year through five years		21,650
Due after five years through ten years		25,452
Due after ten years		66,816
Mortgage-backed, asset-backed and collateralized		40,585
Total	[1]	$ 156,793	$ 198,568

[1]	See Note 9 for details of balances associated with variable interest entities